Revenue Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 2,249	$ 2,307	$ 2,397
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	65
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,114
Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,179
Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	170
Contingent rents recognised as income, classified as operating lease		$ 247	$ 221
Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	165
Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	16
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	719
Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	912
Canadian Coal | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	38
Canadian Coal | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	479
Canadian Coal | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	517
Canadian Coal | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	68
Canadian Coal | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(1)
Canadian Coal | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Canadian Coal | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	328
United States Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	442
United States Coal | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	9
United States Coal | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
United States Coal | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	9
United States Coal | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
United States Coal | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	115
United States Coal | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
United States Coal | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	318
Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	232
Canadian Gas | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Canadian Gas | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	224
Canadian Gas | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	224
Canadian Gas | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Canadian Gas | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4
Canadian Gas | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Canadian Gas | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4
Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	165
Australian Gas | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Australian Gas | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	91
Australian Gas | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	91
Australian Gas | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	68
Australian Gas | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Australian Gas | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Australian Gas | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	6
Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	282
Wind and Solar | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	18
Wind and Solar | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	188
Wind and Solar | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	206
Wind and Solar | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	27
Wind and Solar | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(20)
Wind and Solar | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	16
Wind and Solar | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	53
Hydro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	156
Hydro | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Hydro | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	132
Hydro | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	132
Hydro | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	7
Hydro | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Hydro | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Hydro | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	17
Energy Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	67
Energy Marketing | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Energy Marketing | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Energy Marketing | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Energy Marketing | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Energy Marketing | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	67
Energy Marketing | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Energy Marketing | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(7)
Corporate | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0
Corporate | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ (7)